Note 12 - Other Liabilities - Components of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued interest payable	$ 395	$ 395
Supplemental Executive Retirement Plan	1,125	1,091
Accrued salary expense	768	689
Other	843	449
Total	$ 3,131	$ 2,624